PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	May 31, 2021	May 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense			$ 229,511	$ 57,473
Depreciation	$ 81,737	$ 27,135	$ 229,513	$ 57,473